Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2021	Dec. 31, 2020
Common Class A [Member]
Common shares, shares authorized	214,000,000	214,000,000
Common shares, par value	$ 0.01	$ 0.01
Common shares, shares issued	36,464,109	17,741,008
Common shares, shares oustanding	36,464,109	17,741,008
Series B Preferred Stock [Member]
Preferred shares, shares authorized	44,000	44,000
Preferred shares, par value	$ 0.01	$ 0.01
Preferred shares, shares issued	43,592	22,822
Preferred shares, shares oustanding	43,592	22,822
Series C Preferred Stock [Member]
Preferred shares, shares authorized	250,000	250,000
Preferred shares, par value	$ 0.01	$ 0.01
Preferred shares, shares issued	0	250,000
Preferred shares, shares oustanding	0	250,000